FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

To the Shareholders of Flaherty & Crumrine Preferred Income Opportunity Fund:

     The combination of falling interest rates and ongoing demand for preferred securities helped the Fund produce excellent returns during its third fiscal period ending August 31, 2010. For the three month period, total return on net asset value was +11.4%. Total return using market price of Fund shares was +8.4% during the period.

     It has been quite an eventful summer in the preferred securities market. We'll hit the highlights here, and readers willing to do a little extra-credit homework will find more detailed discussions on the Fund's website.

     In addition to strong performance of the Fund's investment portfolio, the monthly dividend paid to shareholders was increased to $0.0725 per share from $0.066, commencing with the August distribution. This 9.8% increase reflects the ongoing favorable environment of relatively high yields on Fund investments and the low cost of Fund borrowings.

     We expect the level of economic growth to remain tepid over the coming quarters and then to show gradual improvement. We anticipate the Fund's cost of borrowing will follow a similar path, remaining low for a period, then increasing gradually. Of course, unless income from the Fund's investments also increases, a rise in the cost of borrowing would negatively impact the distribution to shareholders.

     Although economic activity has slowed recently, we do not expect the economy to fall back into recession. In fact, we see some healthy signs, such as a substantial increase in personal savings and steady levels of business investment aimed at improving productivity. As individuals save more, some of these dollars are likely to find their way into the preferred market. As companies become more efficient, their financial condition generally improves. These trends, along with declining interest rates, have helped boost the Fund's investment performance.

     In the aftermath of the financial meltdown, Congress and various bank regulators set out to establish new rules to hopefully prevent a repeat of the crisis. We are now getting a better sense of how new regulations will impact the market. With passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act in July, along with increasing clarification from international bank regulators, the fog is beginning to lift on the future role of preferred securities as a source of capital for the banking industry(1).

     Since our last letter, rule makers have indicated which security structures they don't like, but have yet to decide what will be okay. It is now clear that trust preferred securities, which are favored by banks as a form of capital, will not meet the new standards. As a result, not only will there be no new issues of this type, issuers will want to redeem or replace outstanding trust preferreds sooner than was previously expected. In response, prices of many bank trust preferred securities have moved higher--contributing to the Fund's strong performance.

     It is less clear what types of securities banks will be allowed to issue to meet future capital requirements. We are monitoring the debate closely and throwing in our two cents whenever appropriate. At this time, we believe the parties are moving toward a sensible conclusion and will ultimately induce banks to issue preferred securities suitable for the Fund's portfolio. Of course, we will stay on top of this and report important developments in these letters or on the Fund's website.

----------
(1) The treatment of preferred securities issued by NON-BANKS has not changed in any meaningful way.

     As of this writing, roughly 22% of the Fund's portfolio is invested in trust preferred securities issued by U.S. banks. In light of the new rules, we think it is likely that many of these issues will be redeemed, beginning in 2013. We'll have our work cut out for us trying to replace the income on these securities, but until we have a better idea how the banks will replace these issues, it is difficult to predict the impact on the Fund.

     As always, we encourage you to visit www.pfdincome.com to read our Quarterly Economic Update as well as a more detailed discussion of factors affecting the wonderful world of preferred securities.

Sincerely,


/s/ Donald F. Crumrine                  /s/ Robert M. Ettinger
Donald F. Crumrine                      Robert M. Ettinger
Chairman                                President

October 15, 2010

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                     AUGUST 31, 2010 (UNAUDITED)

FUND STATISTICS
---------------
Net Asset Value         $      9.36
Market Price            $     10.18
Premium                        8.76%
Yield on Market Price          8.55%
Common Stock Shares
Outstanding              11,964,442

MOODY'S RATINGS              % OF NET ASSETS+
---------------              ----------------
A                                   6.7%
BBB                                70.6%
BB                                 20.1%
Below "BB"                          0.6%
Not Rated*                          0.3%
Below Investment Grade**           16.4%

*    Does not include net other assets and liabilities of 1.7%.

**   Below investment grade by both Moody's and S&P.

                                  (PIE CHART)

INDUSTRY CATEGORIES   % OF NET ASSETS+
-------------------   -----------------
Banking                     37%
Utilities                   26%
Insurance                   24%
Energy                       7%
Financial Services           2%
Other                        4%

TOP 10 HOLDINGS BY ISSUER    % OF NET ASSETS+
-------------------------    ----------------
Banco Santander                   4.9%
Liberty Mutual Group              4.6%
Capital One Financial             4.3%
Comerica                          3.7%
HSBC Plc                          3.0%
Dominion Resources                3.0%
Wells Fargo                       3.0%
Metlife                           2.8%
Enbridge Energy Partners          2.7%
Barclays Bank Plc                 2.5%

                                                                                           % OF NET ASSETS***+
                                                                                           -------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                40%
Holdings Generating Income Eligible for the Corporate Dividends Received Deduction (DRD)           26%

*** This does not reflect year-end results or actual tax categorization of Fund distributions. These percentages can, and do, change, perhaps significantly, depending on market conditions. Investors should consult their tax advisor regarding their personal situation.

+    Net Assets includes assets attributable to the use of leverage.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS
AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                   VALUE
--------------                                                                                            --------------
PREFERRED SECURITIES -- 95.6%
                 BANKING -- 37.1%
$    2,750,000   Astoria Capital Trust I, 9.75% 11/01/29, Series B ....................................   $    2,865,415(1)
       280,123   Banco Santander, 10.50% Pfd., Series 10 ..............................................        8,149,478**(1)(2)
$      500,000   BankAmerica Institutional, Series A, 8.07% 12/31/26, 144A**** ........................          513,750
                 Barclays Bank PLC:
$    2,750,000      6.278% ............................................................................        2,313,437**(1)(2)
        35,000      6.625% Pfd., Series 2 .............................................................          833,350**(1)(2)
         6,200      7.75% Pfd., Series 4 ..............................................................          159,774**(2)
        35,000      8.125% Pfd., Series 5 .............................................................          919,100**(1)(2)
       100,000   BB&T Capital Trust VI, 9.60% Pfd. ....................................................        2,830,000(1)
$    5,000,000   Capital One Capital III, 7.686% 08/15/36 .............................................        5,062,500(1)
$      250,000   Capital One Capital V, 10.25% 08/15/39 ...............................................          271,562
$    1,750,000   Capital One Capital VI, 8.875% 05/15/40 ..............................................        1,855,000(1)
$    4,500,000   Colonial BancGroup, 7.114%, 144A**** .................................................          119,250++
$    6,500,000   Comerica Capital Trust II, 6.576% 02/20/37 ...........................................        6,110,000(1)
         4,500   FBOP Corporation, Adj. Rate Pfd., 144A**** ...........................................           17,370*+
$      700,000   Fifth Third Capital Trust IV, 6.50% 04/15/37 .........................................          609,000(1)
        14,600   Fifth Third Capital Trust VII, 8.875% Pfd. 05/15/68 ..................................          386,444
           890   First Republic Preferred Capital Corporation, 10.50% Pfd., 144A**** ..................          919,370
        22,500   First Republic Preferred Capital Corporation II, 8.75% Pfd., Series B, 144A**** ......          573,750
         3,750   First Tennessee Bank, Adj. Rate Pfd., 144A**** .......................................        2,262,891*(1)
$      400,000   First Tennessee Capital I, 8.07% 01/06/27, Series A ..................................          384,850
$      500,000   First Tennessee Capital II, 6.30% 04/15/34, Series B .................................          395,911
$    2,325,000   First Union Institutional Capital I, 8.04% 12/01/26 ..................................        2,381,972(1)
$      350,000   Fleet Capital Trust II, 7.92% 12/11/26 ...............................................          353,500
                 Goldman Sachs:
$      400,000      Capital I, 6.345% 02/15/34 ........................................................          373,705(1)
$    2,313,000      Capital II, 5.793% ................................................................        1,870,639(1)
         3,500      STRIPES Custodial Receipts, Pvt. ..................................................        1,837,500*
       130,000   HSBC Holdings PLC, 8.00% Pfd., Series 2 ..............................................        3,453,125**(2)
                 HSBC USA, Inc.:
        45,000      6.50% Pfd., Series H ..............................................................        1,134,846*(1)
         4,400      $2.8575 Pfd. ......................................................................          208,175*(1)
$      225,000   JPMorgan Chase Capital XVIII, 6.95% 08/17/36, Series R ...............................          231,580
        16,700   Keycorp Capital VIII, 7.00% Pfd. 06/15/66 ............................................          417,500(1)
        25,200   Keycorp Capital X, 8.00% Pfd. ........................................................          655,200(1)
$      450,000   Lloyds Banking Group PLC, 6.657%, 144A**** ...........................................          291,375**(2)+

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                   VALUE
--------------                                                                                            --------------
PREFERRED SECURITIES -- (CONTINUED)
                 BANKING -- (CONTINUED)
$      600,000   NB Capital Trust IV, 8.25% 04/15/27 ..................................................   $      619,313(1)
        99,000   PNC Financial Services, 9.875% Pfd., Series F ........................................        2,827,688*(1)
$    1,105,000   PNC Preferred Funding Trust III, 8.70%, 144A**** .....................................        1,144,561(1)
         2,600   Sovereign REIT, 12.00% Pfd., Series A, 144A**** ......................................        3,029,000
$    1,100,000   Wachovia Capital Trust III, 5.80% ....................................................          943,250(1)
$      900,000   Washington Mutual, 9.75%, 144A**** ...................................................           56,250++
$    1,400,000   Webster Capital Trust IV, 7.65% 06/15/37 .............................................        1,108,248(1)
$    1,500,000   Wells Fargo Capital XV, 9.75% ........................................................        1,644,750(1)
                                                                                                          --------------
                                                                                                              62,134,379
                                                                                                          --------------
                 FINANCIAL SERVICES -- 2.0%
$      250,000   Ameriprise Financial, Inc., 7.518% 06/01/66 ..........................................          248,125(1)
         5,000   Deutsche Bank Contingent Capital Trust II, 6.55% Pfd. ................................          118,957**(2)
        27,000   Heller Financial, Inc., 6.687% Pfd., Series C ........................................        2,625,750*
        12,400   HSBC Finance Corporation, 6.36% Pfd. .................................................          299,615*
                 Lehman Brothers Holdings, Inc.:
        45,800      5.67% Pfd., Series D ..............................................................           12,732*++
         9,500      5.94% Pfd., Series C ..............................................................            2,565*++
        25,000      6.50% Pfd., Series F ..............................................................            1,813*++
        13,400      7.95% Pfd. ........................................................................              228*++
                                                                                                          --------------
                                                                                                               3,309,785
                                                                                                          --------------
                 INSURANCE -- 21.5%
$    1,000,000   Ace Capital Trust II, 9.70% 04/01/30 .................................................        1,226,383(1)(2)
$      225,000   AON Corporation, 8.205% 01/01/27 .....................................................          243,945
                 Arch Capital Group Ltd.:
        14,400      7.875% Pfd., Series B .............................................................          366,751**(1)(2)
        25,000      8.00% Pfd., Series A ..............................................................          646,875**(1)(2)
                 AXA SA:
$    1,250,000      6.379%, 144A**** ..................................................................        1,025,000**(1)(2)
$    3,500,000      6.463%, 144A**** ..................................................................        2,800,000**(1)(2)
        29,700   Axis Capital Holdings, 7.50% Pfd., Series B ..........................................        2,647,942(1)(2)
        90,000   Delphi Financial Group, 7.376% Pfd. 05/15/37 .........................................        1,994,625(1)
$    4,000,000   Everest Re Holdings, 6.60% 05/15/37 ..................................................        3,615,000(1)
                 Liberty Mutual Group:
$      500,000      7.80% 03/15/37, 144A**** ..........................................................          445,000(1)
$    4,600,000      10.75% 06/15/58, 144A**** .........................................................        5,163,500(1)

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                   VALUE
--------------                                                                                            --------------
PREFERRED SECURITIES -- (CONTINUED)
                 INSURANCE -- (CONTINUED)
$    2,203,000   MetLife Capital Trust X, 9.25% 04/08/38, 144A**** ....................................   $    2,544,465(1)
$    1,750,000   MetLife, Inc., 10.75% 08/01/39 .......................................................        2,218,692(1)
                 Principal Financial Group:
        26,000      5.563% Pfd., Series A .............................................................        2,218,125*
        70,000      6.518% Pfd., Series B .............................................................        1,760,675*(1)
        88,950   Renaissancere Holdings Ltd., 6.08% Pfd., Series C ....................................        2,023,613**(1)(2)
       115,500   Scottish Re Group Ltd., 7.25% Pfd. ...................................................          718,271**(2)+
$    1,000,000   Stancorp Financial Group, 6.90% 06/01/67 .............................................          863,521(1)
$    1,060,000   USF&G Capital, 8.312% 07/01/46, 144A**** .............................................        1,243,204(1)
$    1,700,000   XL Capital Ltd., 6.50%, Series E .....................................................        1,298,460(1)(2)
$    1,000,000   ZFS Finance USA Trust V, 6.50% 05/09/37, 144A**** ....................................          915,000
                                                                                                          --------------
                                                                                                              35,979,047
                                                                                                          --------------
                 UTILITIES -- 26.4%
         6,579   Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ............................          661,807*(1)
$    2,750,000   COMED Financing III, 6.35% 03/15/33 ..................................................        2,457,609(1)
$      750,000   Dominion Resources Capital Trust I, 7.83% 12/01/27 ...................................          758,553(1)
                 Dominion Resources, Inc.:
$    3,000,000      7.50% .............................................................................        3,063,579(1)
        40,700      8.375% Pfd., Series A .............................................................        1,173,788(1)
        40,000   Entergy Arkansas, Inc., 6.45% Pfd. ...................................................          967,500*
        10,000   Entergy Louisiana, Inc., 6.95% Pfd. ..................................................          962,813*
        80,000   Entergy Mississippi, Inc., 6.25% Pfd. ................................................        1,917,504*
                 FPL Group Capital, Inc.:
$    2,000,000      6.65% 06/15/67 ....................................................................        1,902,534(1)
$    1,000,000      7.30% 09/01/67, Series D ..........................................................        1,016,377(1)
        17,500   Georgia Power Company, 6.50% Pfd., Series 2007A ......................................        1,821,642*(1)
                 Gulf Power Company:
        16,500      6.00% Pfd., Series 1 ..............................................................        1,625,250*(1)
        13,000      6.45% Pfd., Series 2007A ..........................................................        1,322,838*(1)
        30,500   Indianapolis Power & Light Company, 5.65% Pfd. .......................................        2,737,375*(1)
       141,100   Interstate Power & Light Company, 8.375% Pfd., Series B ..............................        4,093,664*
         7,000   MDU Resources Group, 4.50% Pfd. 07/08/10 .............................................          558,907*
        15,935   Pacific Enterprises, $4.50 Pfd. ......................................................        1,378,876*(1)
$    1,500,000   PECO Energy Capital Trust III, 7.38% 04/06/28, Series D ..............................        1,495,464(1)
$    4,500,000   Puget Sound Energy, Inc., 6.974% 06/01/67 ............................................        4,183,371(1)

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                   VALUE
--------------                                                                                            --------------
PREFERRED SECURITIES -- (CONTINUED)
                 UTILITIES -- (CONTINUED)
                 Southern California Edison:
        27,500      6.00% Pfd., Series C...............................................................   $    2,609,063*(1)
        15,000      6.125% Pfd.........................................................................        1,433,907*
$    4,000,000   Southern Union Company, 7.20% 11/01/66................................................        3,630,000(1)
$      750,000   TXU Electric Capital V, 8.175% 01/30/37...............................................          234,375
         8,265   Union Electric Company, $4.75 Pfd.....................................................          663,266*
$    1,500,000   Wisconsin Energy Corporation, 6.25% 05/15/67..........................................        1,419,396(1)
                                                                                                          --------------
                                                                                                              44,089,458
                                                                                                          --------------
                 ENERGY -- 6.6%
$    4,500,000   Enbridge Energy Partners LP, 8.05% 10/01/37...........................................        4,522,576(1)
                 Enterprise Products Partners:
$      750,000      7.00% 06/01/67.....................................................................          692,249
$    2,750,000      8.375% 08/01/66, Series A..........................................................        2,835,775(1)
         3,000   Kinder Morgan GP, Inc., 8.33% Pfd., 144A****..........................................        2,977,688*
                                                                                                          --------------
                                                                                                              11,028,288
                                                                                                          --------------
                 REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
        12,500   PS Business Parks, Inc., 6.70% Pfd., Series P.........................................          302,156
                                                                                                          --------------
                                                                                                                 302,156
                                                                                                          --------------
                 MISCELLANEOUS INDUSTRIES -- 1.8%
        35,000   Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****...................................        3,080,000*(1)
                                                                                                          --------------
                                                                                                               3,080,000
                                                                                                          --------------
                 TOTAL PREFERRED SECURITIES
                    (Cost $155,600,670)................................................................      159,923,113
                                                                                                          --------------
CORPORATE DEBT SECURITIES -- 2.7%
                 FINANCIAL SERVICES -- 0.2%
        10,000   Ameriprise Financial, Inc., 7.75% 06/15/39............................................          274,425(1)
                                                                                                          --------------
                                                                                                                 274,425
                                                                                                          --------------

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)

SHARES/$ PAR                                                                                                   VALUE
--------------                                                                                            --------------
CORPORATE DEBT SECURITIES -- (CONTINUED)
                 INSURANCE -- 2.5%
$    2,250,000   Liberty Mutual Insurance, 7.697% 10/15/97, 144A**** ..................................   $    2,097,729(1)
$    2,000,000   UnumProvident Corporation, 7.25% 03/15/28, Senior Notes ..............................        2,131,654(1)
                                                                                                          --------------
                                                                                                               4,229,383
                                                                                                          --------------
                 TOTAL CORPORATE DEBT SECURITIES
                    (Cost $3,430,396) .................................................................        4,503,808
                                                                                                          --------------
MONEY MARKET FUND -- 3.0%
     5,021,455   BlackRock Provident Institutional, T-Fund ............................................        5,021,455
                                                                                                          --------------
                 TOTAL MONEY MARKET FUND
                    (Cost $5,021,455) .................................................................        5,021,455
                                                                                                          --------------
TOTAL INVESTMENTS (Cost $164,052,521***) .................................................    101.3%         169,448,376
OTHER ASSETS AND LIABILITIES (Net) .......................................................     (1.3)%         (2,212,085)
                                                                                              -----       --------------
NET ASSETS BEFORE LOAN ...................................................................    100.0%+++   $  167,236,291
                                                                                              -----       --------------
LOAN PRINCIPAL BALANCE ................................................................................      (55,200,000)
                                                                                                          --------------
TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ............................................................   $  112,036,291
                                                                                                          ==============

----------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.

**   Securities distributing Qualified Dividend Income only.

***  Aggregate cost of securities held.

**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At August 31, 2010, these securities amounted to $31,219,153 or 18.7% of net assets before loan. These securities have been determined to be liquid under the guidelines established by the Board of Directors.

(1) All or a portion of this security is pledged as collateral for the Fund's loan. The total value of such securities was $120,434,873 at August 31, 2010.

(2)  Foreign Issuer.

+    Non-income producing.

++ The issuer has filed for bankruptcy protection As a result, the Fund may not be able to recover the principal invested and also does not expect to receive income on this security going forward.

+++ The percentage shown for each investment category is the total value of that category as a percentage of net assets before the loan.

ABBREVIATIONS:

PFD. -- Preferred Securities

PVT. -- Private Placement Securities

REIT -- Real Estate Investment Trust

STRIPES -- Structured Residual Interest Preferred Enhanced Securities

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                STATEMENTS OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH AUGUST 31, 2010 (UNAUDITED)

                                                                                       VALUE
                                                                                   ------------
OPERATIONS:
   Net investment income .......................................................   $  7,830,296
   Net realized gain/(loss) on investments sold during the period ..............         12,639
   Change in net unrealized appreciation/depreciation of investments ...........     15,375,069
   Distributions to APS* Shareholders from net investment income,
      including changes in accumulated undeclared distributions ................        (73,485)
                                                                                   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................     23,144,519
DISTRIBUTIONS:
   Dividends paid from net investment income to Common Stock Shareholders(2) ...     (6,657,089)
                                                                                   ------------
   TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ............................     (6,657,089)
FUND SHARE TRANSACTIONS:
   Increase from shares issued under the Dividend Reinvestment and
     Cash Purchase Plan ........................................................        530,315
                                                                                   ------------
   NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING FROM
     FUND SHARE TRANSACTIONS ...................................................        530,315
                                                                                   ------------
NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK
   FOR THE PERIOD ..............................................................   $ 17,017,745
                                                                                   ============
NET ASSETS AVAILABLE TO COMMON STOCK:
   Beginning of period .........................................................   $ 95,018,546
   Net increase in net assets during the period ................................     17,017,745
                                                                                   ------------
   End of period ...............................................................   $112,036,291
                                                                                   ============

----------
*    Auction Preferred Stock.

(1) These tables summarize the nine months ended August 31, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

(2)  May include income earned, but not paid out, in prior fiscal year.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2009 THROUGH AUGUST 31, 2010 (UNAUDITED) FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.

PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period ..........................................................   $      7.98
                                                                                                     -----------
INVESTMENT OPERATIONS:
   Net investment income .........................................................................          0.66
   Net realized and unrealized gain/(loss) on investments ........................................          1.29
DISTRIBUTIONS TO APS* SHAREHOLDERS:
   From net investment income ....................................................................         (0.01)
                                                                                                     -----------
   Total from investment operations ..............................................................          1.94
                                                                                                     -----------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
   From net investment income ....................................................................         (0.56)
                                                                                                     -----------
   Total distributions to Common Stock Shareholders ..............................................         (0.56)
                                                                                                     -----------
   Net asset value, end of period ................................................................   $      9.36
                                                                                                     ===========
   Market value, end of period ...................................................................   $     10.18
                                                                                                     ===========
   Common Stock shares outstanding, end of period ................................................    11,964,442
                                                                                                     ===========
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
   Net investment income+ ........................................................................          9.94%**
   Net investment income, including payments to APS Shareholders+ ................................          9.85%**
   Operating expenses including interest expense .................................................          2.36%**
   Operating expenses excluding interest expense .................................................          1.64%**
SUPPLEMENTAL DATA:++
   Portfolio turnover rate .......................................................................            23%***
   Net assets before loan, end of period (in 000's) ..............................................   $   167,236
   Ratio of operating expenses including interest expense(2) to net assets before loan and APS ...          1.57%**
   Ratio of operating expenses excluding interest expense(2) to net assets before loan and APS ...          1.09%**

(1) These tables summarize the nine months ended August 31, 2010 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2009.

(2)  Does not include distributions to APS Shareholders.

*    Auction Preferred Stock.

**   Annualized.

***  Not Annualized.

+ The net investment income ratios reflect income net of operating expenses, including interest expense.

++ Information presented under heading Supplemental Data includes APS and loan principal balance.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)

                             TOTAL                   NYSE      DIVIDEND
                           DIVIDENDS   NET ASSET   CLOSING   REINVESTMENT
                              PAID       VALUE      PRICE       PRICE(1)
                           ---------   ---------   -------   ------------
December 31, 2009 ......    $0.0575      $8.39      $ 8.27       $8.36
January 29, 2010 .......     0.0575       8.57        8.33        8.43
February 26, 2010 ......     0.0575       8.68        8.86        8.68
March 31, 2010 .........     0.0575       9.06        9.95        9.45
April 30, 2010 .........     0.0575       9.20       10.15        9.64
May 28, 2010 ...........     0.0660       8.59        9.60        9.12
June 30, 2010 ..........     0.0660       8.69        9.39        8.92
July 30, 2010 ..........     0.0660       9.10        9.95        9.45
August 31, 2010 ........     0.0725       9.36       10.18        9.67

----------
(1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the reinvestment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

     At August 31, 2010, the aggregate cost of securities for federal income tax purposes was $163,924,362, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $21,682,646 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $16,158,632.

2.   ADDITIONAL ACCOUNTING STANDARDS

     FAIR VALUE MEASUREMENT: The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of levels are recognized at market value at the end of the period. A summary of the inputs used to value the Fund's investments as of August 31, 2010 is as follows:

                                                                            LEVEL 2        LEVEL 3
                                              TOTAL          LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                             VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                                         AUGUST 31, 2010      PRICE         INPUTS         INPUTS
                                         ---------------   -----------   ------------   ------------
Preferred Securities
   Banking                                 $ 62,134,379    $35,982,836   $ 26,134,173      $17,370
   Financial Services                         3,309,785        418,572      2,891,213           --
   Insurance                                 35,979,047     12,273,967     23,705,080           --
   Utilities                                 44,089,458      8,331,031     35,758,427           --
   Energy                                    11,028,288             --     11,028,288           --
   Real Estate Investment Trust (REIT)          302,156        302,156             --           --
   Miscellaneous Industries                   3,080,000             --      3,080,000           --
Corporate Debt Securities                     4,503,808        274,425      4,229,383           --
Money Market Fund                             5,021,455      5,021,455             --           --
                                           ------------    -----------   ------------      -------
Total Investments                          $169,448,376    $62,604,442   $106,826,564      $17,370
                                           ============    ===========   ============      =======

     The Fund did not have any significant transfers in and out of Level 1 and Level 2 during the period.

              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     The Fund's investments in Level 2 and Level 3 are based primarily on market information, where available. This includes, but is not limited to, prices provided by third-party providers, observable trading activity (including the recency, depth, and consistency of such information with quoted levels), and the depth and consistency of broker-quoted prices. In the event market information is not directly available, comparable information may be observed for securities that are similar in many respects to those being valued. The Fund may employ an income approach for certain securities that also takes into account credit risk, interest rate risk, and potential recovery prospects.

     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                            PREFERRED SECURITIES
                                                                            --------------------
                                                        TOTAL INVESTMENTS          BANKING
                                                        -----------------   --------------------
BALANCE AS OF 11/30/09 ..............................        $24,750               $24,750
Accrued discounts/premiums ..........................             --                    --
Realized gain/(loss)  ...............................             --                    --
Change in unrealized appreciation/(depreciation) ....         (7,380)               (7,380)
Net purchases/(sales) ...............................             --                    --
Transfer in and/or out of Level 3 ...................             --                    --
                                                             -------               -------
BALANCE AS OF 8/31/10 ...............................        $17,370               $17,370

     For the period ended August 31, 2010, total change in unrealized gain/(loss) on Level 3 securities still held at period-end and included in the change in net assets was $(7,380).

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

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

DIRECTORS
   Donald F. Crumrine, CFA
      Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
      Chief Executive Officer
   Robert M. Ettinger, CFA
      President
   R. Eric Chadwick, CFA
      Chief Financial Officer,
      Vice President and Treasurer
   Chad C. Conwell
      Chief Compliance Officer,
      Vice President and Secretary
   Bradford S. Stone
      Vice President and
      Assistant Treasurer
   Laurie C. Lodolo
      Assistant Compliance Officer,
      Assistant Treasurer and
      Assistant Secretary
   Linda M. Puchalski
      Assistant Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND?

     -    If your shares are held in a Brokerage Account, contact your Broker.

     - If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

                    BNY Mellon Investment Servicing (US) Inc.
                    P.O. Box 43027
                    Providence, RI 02940-3027
                    1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                           (FLAHERTY & CRUMRINE LOGO)
                                PREFERRED INCOME
                                OPPORTUNITY FUND

                                    Quarterly
                                     Report

                                August 31, 2010

                             www.preferredincome.com